12. FINANCIAL INSTRUMENTS (Details 11) - Interest rate risk [member]	Dec. 31, 2019
CDI [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	4.40%
CDI [Member] | Scenario 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	5.50%
CDI [Member] | Scenario 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	6.60%
TJLP [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	5.57%
TJLP [Member] | Scenario 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	6.96%
TJLP [Member] | Scenario 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	8.36%
Libor [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	1.91%
Libor [Member] | Scenario 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	2.39%
Libor [Member] | Scenario 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	2.87%